CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class common stock subject to possible redemption par value (in Dollars per share)		$ 0.0001
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Class common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption shares	27,043,141	28,726,659
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	7,456,859	5,773,341
Common stock, shares outstanding	7,456,859	5,773,341
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000